Derivative financial instruments - Offsetting liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Gross amount of recognized liabilities	$ 151	$ 220
Derivative liabilities eligible for set-off in case of default	(102)	(121)
Net liability exposure	49	99
Total
Gross amount of recognized liabilities	151	220
Derivative liabilities eligible for set-off in case of default	(102)	(121)
Net liability exposure	$ 49	$ 99